Income from voyages and related services	12 Months Ended
Dec. 31, 2021
Income from voyages and related services
Income from voyages and related services

16          Income from voyages and related services

	2021	2020	2019

	US $’000
Shipping	10,540,220	3,920,325	3,257,121
Other	188,478	71,371	42,640
	10,728,698	3,991,696	3,299,761

See also Note 25 with respect to disaggregation of revenues by geographical trade zone.